16. Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash and Cash Equivalents

Note 16 — Cash and Cash Equivalents

Cash and cash equivalents at December 31 is comprised of the following:

	2018	2017	2016
Cash at banks	$107,956	$57,869	$54,920
Cash on hand	27	274	473
Total cash and cash equivalent	$107,983	$58,143	$55,393